May 14, 2025
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:
Horace Mann Life Insurance Company
Horace Mann Life Insurance Company Separate Account
Personal Retirement Planner Annuity (File Nos. 333-215819/811-1343)
Commissioners:
On behalf of Horace Mann Life Insurance Company (the “Company”) and Horace Mann Life Insurance Company Separate Account (the “Account”), I am transmitting forms of summary prospectus for the Personal Retirement Planner Non-Qualified Flexible Premium Deferred Variable Annuity Contract offered by the Company that differ from those contained in the above referenced registration statement that was filed electronically with the Securities and Exchange Commission on April 30, 2025.
Under Important Information You Should Consider About the Contract and Ongoing Fees and Expenses (Annual Charges), the Investment Options (Portfolio Company Fees and Expenses) Maximum is updated to be 0.94% as a percentage of Portfolio Company assets.
Under Important Information You Should Consider About the Contract and Ongoing Fees and Expenses (Annual Charges): the HIGHEST ANNUAL COST is updated to be $2,242.
Under Fees and Annual Portfolio Company Expenses: Maximum is updated to be 0.94%.
Under Fees and Example and $35 Administrative Expense: the costs are updated to be as follows: 1 year – $2,242; 3 years – $6,908; 5 years – $11,826; 10 years – $25,316.
Under Fees and Example and $25 Administrative Expense: the costs are updated to be as follows: 1 year – $2,232; 3 years – $6,879; 5 years – $11,778; 10 years – $25,227.
Under Appendix A: Portfolio Companies Available Under the Contract: Neuberger Berman Genesis Fund Advisor Class / Neuberger Berman Investment Advisers, LLC; Current Expenses – 1.34%; Average Annual Total Returns (as of 12/31/24): 1-year – 15.19%; 5-year – 11.87%; 10-year – 8.18% is replaced with the following:
ClearBridge Variable Small Cap Growth 1 / Franklin Templeton Fund Adviser, LLC; Current Expenses – 0.80%; Average Annual Total Returns (as of 12/31/24): 1-year – 4.50%; 5-year – 5.39%; 10-year – 7.93%..
I certify that, other than the changes described above, the forms of summary prospectus for the Personal Retirement Planner Non-Qualified Flexible Premium Deferred Variable Annuity Contract offered by the Company do not differ from those contained in the above referenced registration statement that was filed electronically with the Securities and Exchange Commission on April 30, 2025.

If you have any questions or comments about this transmittal, please contact me at 217-788-5780 or Maureen Bolinger at 217-788-5720.
Sincerely,
/s/ Allen R. Reed
Allen R. Reed Assistant Vice President and Assistant General Counsel, Chief Compliance Officer HMLIC Separate Accounts Horace Mann Life Insurance Company
cc:
Maureen Bolinger
AVP Retirement Product &
Fund Company Administration
The Horace Mann Companies 1 Horace Mann Plaza Springfield, Illinois 62715-0001
217-789-2500 www.horacemann.com